RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	6 Months Ended
Jun. 30, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The cumulative effect of the adjustments made to our condensed consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:
Condensed Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	9,062	(5,324)	3,738
Other current assets (1)	25,437	2,554	27,991
Liabilities
Other current liabilities (2)	32,089	2,928	35,017
Stockholders' equity
Accumulated deficit	(351,903)	(5,698)	(357,601)
(1) Under ASC 606, the contract fulfillment costs are deferred as a current asset and amortized as the related performance obligations are satisfied. The adjustment to other current assets consists of primarily bunker expenses incurred to arrive at the load port for the voyages in progress as of January 1, 2018, and which were expensed in the first quarter of 2018.
(2) Under ASC 606, the adjustment under other current liabilities represents deferred charter revenue for consideration received or billed for undelivered performance obligations. As of January 1, 2018, we recorded a total adjustment of $8.3 million as unearned revenue related to ongoing voyages at period end, whereof $5.3 million and $2.9 million was credited to voyages in progress and other current liabilities, respectively. We recognized this revenue in the first quarter of 2018 as the performance obligations are met.

The impact of the adoption of ASC 606 on our condensed consolidated balance sheets, condensed consolidated income statements of operations and condensed consolidated statements of cash flow for the six-month period ending June 30, 2018 were as follows:
Condensed Consolidated Balance Sheet

	As of June 30, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	3,155	6,593	9,748
Other current assets	29,983	(3,962)	26,021
Liabilities
Other current liabilities	30,427	(2,337)	28,090
Stockholders' equity
Accumulated deficit	(326,615)	4,968	(321,647)

Condensed Consolidated Statements of Operations

	For the six months ended June 30, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	130,021	679	130,700

Voyage expenses and commission	63,445	1,408	64,853

Net income (loss)	25,663	(729)	24,934

Basic and diluted income (loss) per share	$0.18	$(0.01)	$0.17

Condensed Consolidated Statements of Cash Flows

	For the six months ended June 30, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Net income (loss)	25,663	(729)	24,934
Change in operating assets and liabilities, other	36,534	729	37,263
Net cash provided by operating activities	62,197	—	62,197